Note 28 - Provisions - Reconciliation of Site Restoration Provision (Details) - Provision for decommissioning, restoration and rehabilitation costs [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance January 1	$ 3,294	$ 3,567
Unwinding of discount	132	0
Change in estimate - adjustment capitalised in Property, plant and equipment	(468)	(408)
Acquisition - Maligreen	0	135
Balance December 31	2,958	3,294
Current	0	0
Non-current	$ 2,958	$ 3,294